Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions

6. Related Party Transactions

Lincoln Financial Group, the Plan’s record keeper, is an affiliate of the Lincoln National Life Insurance Company, which the Plan has an insurance investment contract. The Plan also invests in Methode Electronics, Inc. Common Stock. These transactions qualify as related party and party-in-interest transactions.

Lincoln Financial Group provides certain administrative services to the Plan pursuant to a Recordkeeping Services Agreement (RSA) between the Company and Lincoln.

At December 31, 2025 and 2024 the Plan held 201,303 and 212,691 shares, respectively, of common stock of the Company, the sponsoring employer.